Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2023
Dates
31-Aug-2023
Actual/360 Days
31
30/360 Days
30
15-Sep-2023
15-Sep-2023
Collection Period No.
8
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Aug-2023
13-Sep-2023
14-Sep-2023
15-Sep-2023
15-Aug-2023
15-Aug-2023
Summary
Beginning
Balance
0.00
602,057,211.97
657,500,000.00
118,600,000.00
Principal
Payment
0.00
55,530,365.30
0.00
0.00
Ending
Balance
0.00
546,526,846.67
657,500,000.00
118,600,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
84.456829
0.000000
0.000000
Initial
Balance
435,500,000.00
657,500,000.00
657,500,000.00
118,600,000.00
Note
Factor
0.000000
0.831220
1.000000
1.000000
1,378,157,21
1.97
1,322,626,846.67
55,530,365.30
T
otal Note Balance
1,869,100,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
47,925,707.49
1,426,082,919.46
148,008,333.81
1,574,091,253.27
47,925,707.49
1,370,552,554.16
142,022,059.47
1,512,574,613.63
47,928,299.76
1,917,028,299.76
200,704,831.25
2,1
17,733,131.01
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
47,928,299.76
47,925,707.49
47,925,707.49
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.090000%
4.510000%
4.310000%
Interest Payment
0.00
2,553,726.01
2,471,104.17
425,971.67
Interest per
$1000 Fac
e
Amount
0.000000
3.883994
3.758333
3.591667
Interest & Principal
Payment
0.00
58,084,091.31
2,471,104.17
425,971.67
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
88.340823
3.758333
3.591667
$60,981,167.15
T
otal
$5,450,801.85

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
66,848,106.56
0.00
66,848,106.56
58,031,137.12
6,511,614.90
1,472,970.90
599,221.51
0.00
0.00
233,162.13
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
1,311,742.71
0.00
0.00
5,450,801.85
0.00
0.00
55,530,365.30
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
66,848,106.56
4,555,196.70
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
1,311,742.71
0.00
0.00
0.00
1,311,742.71
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
5,450,801.85
0.00
2,553,726.01
2,471,104.17
425,971.67
0.00
0.00
0.00
0.00
0.00
5,450,801.85
0.00
2,553,726.01
2,471,104.17
425,971.67
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
5,450,801.85
5,450,801.85
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
55,530,365.30
0.00
0.00
0.00
55,530,365.30
Aggregate Principal Distributabl
e
Amount
55,530,365.30
55,530,365.30
0.00

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,792,570.75
0.00
4,792,570.75
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
17,097.54
216,064.59
233,162.13
4,792,570.75
0.00
17,097.54
17,097.54
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2023
Pool Statistics
Pool Data
4.93%
46.04
22.01
Cutoff Date Pool Balance
Amount
2,117,733,131.01
Pool Balance beginning of Collection Period
1,574,091,253.27
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
1,512,574,613.63
44,748
45,781
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
52,827
36,617,214.63
21,413,922.49
0.00
3,485,502.52
Pool Factor
71.42%
4.85%
54.32
13.16

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
44,748
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.85%
0.78%
0.28%
0.09%
100.00%
1,495,222,209.82
11,793,884.21
4,261,477.28
1,297,042.32
1,512,574,613.63
44,413
241
71
23
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.367%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
15,549.43
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.801%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
6,935,046.41
1,430,707.46
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
82
446
Losses
(1)
Amount
3,485,502.52
1,464,985.89
589,809.17
Number of Receivables
Number of Receivables
Amount
18,908,346.25
9,489,418.18
2,483,881.66
Current
Cumulative
0.327%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
1.112%
Prior Collection Period
0.792 % Second Prior
Collection
Period
0.856
%
Third
Prior
Collection
Period
0.442%